Stock-Based Compensation - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk free annual interest rate		14.00%
Expected volatility		80.00%
Expected life	0 years	4 years 9 months 7 days
Assumed dividends	0.00%	0.00%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk free annual interest rate	1.70%
Expected volatility	79.00%
Expected life	5 years
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk free annual interest rate	1.00%
Expected volatility	77.00%
Expected life	2 years 9 months